Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments Under Non-Cancellable Operating Leases

Future minimum lease payments under non-cancellable operating leases as of December 31, 2012 follow:

(MILLIONS OF DOLLARS)	2013	2014	2015	2016	2017	After 2017	Total
Maturities	$16	$13	$9	$6	$3	$11	$58